FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 27, 2020
Assets:
Cash and marketable securities held in Trust Account	$ 215,289,800	$ 215,275,732
Liabilities:
Warrant liabilities	17,801,733	24,945,850	$ 17,600,000
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account	215,289,800	215,275,732
Private Placement Warrants
Liabilities:
Warrant liabilities	6,895,734	9,663,101	6,900,000
Private Placement Warrants | Level 3 | Recurring
Liabilities:
Warrant liabilities	6,895,734	9,663,101
Public Warrants
Liabilities:
Warrant liabilities	10,906,000	15,282,749	$ 10,700,000
Public Warrants | Level 1 | Recurring
Liabilities:
Warrant liabilities	$ 10,906,000	$ 15,282,749